UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	06/30/24

Item 1. Reports to Stockholders.

(a)

Acclivity Mid Cap Multi-Style Fund - Class I (AXMIX )

Class I (AXMIX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Mid Cap Multi-Style Fund
S&P 500® Index
Russell Midcap® Index
$20,000
$15,000
$10,000
$5,000
$0
$18,169
$15,205
$14,604
Dec-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Acclivity Mid Cap Multi-Style Fund	S&P 500® Index	Russell Midcap® Index
Dec-2019	$10,000	$10,000	$10,000
Jun-2020	$8,450	$9,692	$9,087
Jun-2021	$12,840	$13,646	$13,613
Jun-2022	$11,342	$12,197	$11,258
Jun-2023	$13,068	$14,587	$12,939
Jun-2024	$15,205	$18,169	$14,604

Average Annual Total Returns

	6 Months	1 Year	Since Inception (12/31/2019)
Acclivity Mid Cap Multi-Style Fund	6.88%	16.35%	9.76%
S&P 500® Index	15.29%	24.56%	14.19%
Russell Midcap® Index	4.96%	12.88%	8.78%

Fund Statistics

Net Assets	$3,951,990
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$0
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.7%
Common Stocks	86.7%
Money Market Funds	0.6%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
16.7%
Money Market Funds
15.3%
Health Care
14.9%
Technology
14.4%
Financials
14.1%
Consumer Discretionary
10.2%
Materials
8.7%
Energy
6.2%
Consumer Staples
5.7%
Utilities
4.7%
Communications
3.2%
Real Estate
1.1%
Liabilities in Excess of Other Assets
-15.2%

Value	Value
Liabilities in Excess of Other Assets	-15.2%
Real Estate	1.1%
Communications	3.2%
Utilities	4.7%
Consumer Staples	5.7%
Energy	6.2%
Materials	8.7%
Consumer Discretionary	10.2%
Financials	14.1%
Technology	14.4%
Health Care	14.9%
Money Market Funds	15.3%
Industrials	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	14.6%
Synchrony Financial	1.1%
CenterPoint Energy, Inc.	1.1%
Cincinnati Financial Corporation	1.1%
Loews Corporation	1.1%
Principal Financial Group, Inc.	1.1%
News Corporation, Class A	1.0%
Reinsurance Group of America, Inc.	1.0%
CMS Energy Corporation	1.0%
Fidelity National Financial, Inc.	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Acclivity Mid Cap Multi-Style Fund - Class I (AXMIX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Acclivity-MCI-SAR 063024

Acclivity Mid Cap Multi-Style Fund - Class N (AXMNX )

Class N (AXMNX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$34	0.69%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Acclivity Mid Cap Multi-Style Fund	S&P 500® Index	Russell Midcap® Index
Dec-2019	$10,000	$10,000	$10,000
Jun-2020	$8,450	$9,692	$9,087
Jun-2021	$12,840	$13,646	$13,613
Jun-2022	$11,342	$12,197	$11,258
Jun-2023	$13,068	$14,587	$12,939
Jun-2024	$15,205	$18,169	$14,604

Average Annual Total Returns

	6 Months	1 Year	Since Inception (12/31/2019)
Acclivity Mid Cap Multi-Style Fund	6.88%	16.35%	9.76%
S&P 500® Index	15.29%	24.56%	14.19%
Russell Midcap® Index	4.96%	12.88%	8.78%

Fund Statistics

Net Assets	$3,951,990
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$0
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.7%
Common Stocks	86.7%
Money Market Funds	0.6%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.2%
Real Estate	1.1%
Communications	3.2%
Utilities	4.7%
Consumer Staples	5.7%
Energy	6.2%
Materials	8.7%
Consumer Discretionary	10.2%
Financials	14.1%
Technology	14.4%
Health Care	14.9%
Money Market Funds	15.3%
Industrials	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	14.6%
Synchrony Financial	1.1%
CenterPoint Energy, Inc.	1.1%
Cincinnati Financial Corporation	1.1%
Loews Corporation	1.1%
Principal Financial Group, Inc.	1.1%
News Corporation, Class A	1.0%
Reinsurance Group of America, Inc.	1.0%
CMS Energy Corporation	1.0%
Fidelity National Financial, Inc.	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Acclivity Mid Cap Multi-Style Fund - Class N (AXMNX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Acclivity-MCN-SAR 063024

Acclivity Small Cap Value Fund

Class I (AXVIX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Small Cap Value Fund
S&P 500® Index
Russell 2000® Value Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,890
$20,359
$15,969
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Acclivity Small Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$11,150	$11,854	$11,347
Jun-2020	$9,165	$12,744	$9,364
Jun-2021	$16,710	$17,942	$16,225
Jun-2022	$15,384	$16,037	$13,584
Jun-2023	$18,028	$19,180	$14,400
Jun-2024	$20,359	$23,890	$15,969

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (12/31/2018)
Acclivity Small Cap Value Fund	- 1.61%	12.93%	12.80%	13.81%
S&P 500® Index	15.29%	24.56%	15.05%	17.17%
Russell 2000® Value Index	- 0.85%	10.90%	7.07%	8.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$34,703,619
Number of Portfolio Holdings	631
Advisory Fee (net of waivers)	$0
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	11.5%
Common Stocks	88.2%
Money Market Funds	0.3%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.1%
Consumer Discretionary
19.3%
Industrials
17.9%
Money Market Funds
13.3%
Technology
10.4%
Energy
8.0%
Materials
7.5%
Health Care
6.9%
Communications
4.7%
Consumer Staples
4.1%
Real Estate
0.6%
Information Technology
0.1%
Liabilities in Excess of Other Assets
-12.9%

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Information Technology	0.1%
Real Estate	0.6%
Consumer Staples	4.1%
Communications	4.7%
Health Care	6.9%
Materials	7.5%
Energy	8.0%
Technology	10.4%
Money Market Funds	13.3%
Industrials	17.9%
Consumer Discretionary	19.3%
Financials	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	13.0%
Radian Group, Inc.	1.0%
Oshkosh Corporation	0.9%
Amkor Technology, Inc.	0.9%
Taylor Morrison Home Corporation	0.9%
Lithia Motors, Inc.	0.8%
Macy's, Inc.	0.8%
Genworth Financial, Inc., Class A	0.8%
Topgolf Callaway Brands Corporation	0.8%
Meritage Homes Corporation	0.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Acclivity Small Cap Value Fund - Class I (AXVIX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Acclivity-SCI-SAR 063024

Acclivity Small Cap Value Fund

Class N (AXVNX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$39	0.74%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Small Cap Value Fund
S&P 500® Index
Russell 2000® Value Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,890
$20,245
$15,969
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Acclivity Small Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$11,140	$11,854	$11,347
Jun-2020	$9,155	$12,744	$9,364
Jun-2021	$16,659	$17,942	$16,225
Jun-2022	$15,358	$16,037	$13,584
Jun-2023	$17,967	$19,180	$14,400
Jun-2024	$20,245	$23,890	$15,969

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (12/31/2018)
Acclivity Small Cap Value Fund	- 1.69%	12.68%	12.69%	13.69%
S&P 500® Index	15.29%	24.56%	15.05%	17.17%
Russell 2000® Value Index	- 0.85%	10.90%	7.07%	8.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$34,703,619
Number of Portfolio Holdings	631
Advisory Fee (net of waivers)	$0
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	11.5%
Common Stocks	88.2%
Money Market Funds	0.3%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Information Technology	0.1%
Real Estate	0.6%
Consumer Staples	4.1%
Communications	4.7%
Health Care	6.9%
Materials	7.5%
Energy	8.0%
Technology	10.4%
Money Market Funds	13.3%
Industrials	17.9%
Consumer Discretionary	19.3%
Financials	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	13.0%
Radian Group, Inc.	1.0%
Oshkosh Corporation	0.9%
Amkor Technology, Inc.	0.9%
Taylor Morrison Home Corporation	0.9%
Lithia Motors, Inc.	0.8%
Macy's, Inc.	0.8%
Genworth Financial, Inc., Class A	0.8%
Topgolf Callaway Brands Corporation	0.8%
Meritage Homes Corporation	0.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Acclivity Small Cap Value Fund - Class N (AXVNX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Acclivity-SCN-SAR 063024

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Semi-Annual Report

June 30, 2024

www.acclivityfunds.com

1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC

Member FINRA

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 1.1%
504	Interpublic Group of Companies, Inc. (The)	$14,661
318	Omnicom Group, Inc. (a)	28,525
		43,186
	AEROSPACE & DEFENSE - 1.7%
48	Huntington Ingalls Industries, Inc.	11,824
61	Teledyne Technologies, Inc.(b)	23,667
245	Textron, Inc.	21,035
55	Woodward, Inc.	9,591
		66,117
	APPAREL & TEXTILE PRODUCTS - 1.1%
1	Columbia Sportswear Company	79
91	Crocs, Inc.(b)	13,280
1	PVH Corporation	106
232	Skechers USA, Inc., Class A(b)	16,036
305	Tapestry, Inc.	13,051
		42,552
	ASSET MANAGEMENT - 0.8%
1	Ares Management Corporation, Class A	133
469	Blue Owl Capital, Inc.	8,325
4	Carlyle Group, Inc. (The)	160
825	Franklin Resources, Inc.(a)	18,439
1	Raymond James Financial, Inc.	124
31	Stifel Financial Corporation	2,609
		29,790
	AUTOMOTIVE - 0.0%(c)
2	BorgWarner, Inc.	65
9	Gentex Corporation	303
1	Lear Corporation	114
		482
	BANKING - 1.9%
629	Citizens Financial Group, Inc.	22,663
132	East West Bancorp, Inc.(a)	9,666
805	First Horizon Corporation	12,695
201	Huntington Bancshares, Inc.	2,649

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	BANKING - 1.9% (Continued)
1,368	Regions Financial Corporation	$27,415
1	SVB Financial Group(b)	—
2	Webster Financial Corporation	87
		75,175
	BEVERAGES - 1.2%
198	Celsius Holdings, Inc.(b)	11,304
16	Coca-Cola Consolidated, Inc.	17,360
334	Molson Coors Beverage Company, Class B(a)	16,977
		45,641
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.5%
1	ACADIA Pharmaceuticals, Inc.(b)	16
252	BioMarin Pharmaceutical, Inc.(b)	20,747
1	Blueprint Medicines Corporation(b)	108
815	Elanco Animal Health, Inc.(b)	11,761
34	GRAIL, Inc.(b)	520
440	Incyte Corporation(b)	26,673
187	Neurocrine Biosciences, Inc.(b)	25,744
161	Sarepta Therapeutics, Inc.(b)	25,438
1	TG Therapeutics, Inc.(b)	18
84	United Therapeutics Corporation(b)	26,758
		137,783
	CABLE & SATELLITE - 0.0%(c)
1	Liberty Broadband Corporation - Series C(b)	55

	CHEMICALS - 2.8%
172	Albemarle Corporation	16,429
1	Ashland, Inc.	95
108	Avery Dennison Corporation	23,614
148	Celanese Corporation(a)	19,964
195	CF Industries Holdings, Inc. (a)	14,453
186	Eastman Chemical Company	18,222
1	FMC Corporation	58
1	International Flavors & Fragrances, Inc.	95
513	Mosaic Company (The)	14,826

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	CHEMICALS - 2.8% (Continued)
14	RPM International, Inc. (a)	$1,508
1	Valvoline, Inc.(b)	43
		109,307
	COMMERCIAL SUPPORT SERVICES - 0.7%
362	Aramark	12,315
75	Clean Harbors, Inc.(b)	16,961
1	ManpowerGroup, Inc.	70
1	Robert Half, Inc.	64
1	Stericycle, Inc.(b)	58
		29,468
	CONSTRUCTION MATERIALS - 1.3%
97	Advanced Drainage Systems, Inc.	15,558
16	Carlisle Companies, Inc.	6,483
13	Eagle Materials, Inc.	2,827
1	Martin Marietta Materials, Inc.	542
151	Owens Corning	26,232
2	Simpson Manufacturing Company, Inc.	337
		51,979
	CONSUMER SERVICES - 0.3%
193	Service Corp. International	13,728

	CONTAINERS & PACKAGING - 2.6%
100	AptarGroup, Inc.	14,081
205	Crown Holdings, Inc.	15,250
533	Graphic Packaging Holding Company	13,970
483	International Paper Company(a)	20,841
106	Packaging Corporation of America	19,351
375	Westrock Company	18,848
		102,341
	DIVERSIFIED INDUSTRIALS - 0.3%
106	ITT, Inc.	13,693

	ELECTRIC UTILITIES - 3.9%
248	Ameren Corporation(a)	17,635

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 3.9% (Continued)
644	Avangrid, Inc.(a)	$22,881
1,417	CenterPoint Energy, Inc.	43,899
633	CMS Energy Corporation	37,683
1	IDACORP, Inc.	93
394	NRG Energy, Inc.	30,677
		152,868
	ELECTRICAL EQUIPMENT - 2.4%
211	A O Smith Corporation	17,256
256	API Group Corporation(b)	9,633
113	BWX Technologies, Inc.	10,735
74	Generac Holdings, Inc.(b)	9,784
50	Lennox International, Inc. (a)	26,749
337	Trimble, Inc.(b)	18,845
4	Vertiv Holdings Company	346
		93,348
	ENGINEERING & CONSTRUCTION - 3.1%
185	AECOM	16,306
50	Comfort Systems USA, Inc.	15,206
70	EMCOR Group, Inc.	25,556
147	Jacobs Solutions, Inc.	20,537
157	KBR, Inc.	10,070
124	MasTec, Inc.(a),(b)	13,267
53	Tetra Tech, Inc.	10,837
33	TopBuild Corporation(b)	12,714
1	WillScot Mobile Mini Holdings Corporation(b)	38
		124,531
	FOOD - 1.6%
386	Campbell Soup Company(a)	17,443
751	Conagra Brands, Inc.	21,343
92	Hormel Foods Corporation	2,805
1	Ingredion, Inc.	115
19	JM Smucker Company (The)	2,072
211	Lamb Weston Holdings, Inc.	17,741

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	FOOD - 1.6% (Continued)
1	Lancaster Colony Corporation	$189
		61,708
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
143	Trex Company, Inc.(b)	10,599
1	UFP Industries, Inc.	112
		10,711
	GAS & WATER UTILITIES - 0.8%
267	Atmos Energy Corporation	31,145
22	NiSource, Inc.(a)	634
		31,779
	HEALTH CARE FACILITIES & SERVICES - 5.4%
1	Acadia Healthcare Company, Inc.(b)	67
1	Cardinal Health, Inc.	98
186	Catalent, Inc.(b)	10,459
63	Charles River Laboratories International, Inc.(a),(b)	13,015
19	Chemed Corporation	10,309
119	DaVita, Inc.(b)	16,490
171	Encompass Health Corporation	14,670
64	Henry Schein, Inc.(b)	4,102
115	Labcorp Holdings, Inc.	23,404
38	Medpace Holdings, Inc.(b)	15,650
102	Molina Healthcare, Inc.(a),(b)	30,325
149	Quest Diagnostics, Inc.	20,395
177	Tenet Healthcare Corporation(b)	23,546
160	Universal Health Services, Inc., Class B	29,589
		212,119
	HOME & OFFICE PRODUCTS - 0.3%
254	Tempur Sealy International, Inc.	12,024

	HOME CONSTRUCTION - 0.9%
147	Fortune Brands Innovations, Inc.	9,546
317	Masco Corporation	21,135
41	Toll Brothers, Inc.	4,722
		35,403

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	HOUSEHOLD PRODUCTS - 0.6%
182	Clorox Company (The)	$24,838
2	Coty, Inc., Class A(b)	20
		24,858
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
31	RBC Bearings, Inc.(b)	8,363
1	Timken Company (The)	80
		8,443
	INDUSTRIAL SUPPORT SERVICES - 0.8%
1	United Rentals, Inc.	647
35	Watsco, Inc.	16,213
83	WESCO International, Inc.	13,157
		30,017
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
35	Houlihan Lokey, Inc.	4,720
346	Jefferies Financial Group, Inc.	17,217
264	Northern Trust Corporation	22,171
214	SEI Investments Company	13,843
2	Tradeweb Markets, Inc., Class A	212
		58,163
	INSURANCE - 7.9%
203	American Financial Group, Inc.	24,973
159	Assurant, Inc.	26,434
364	Cincinnati Financial Corporation	42,988
464	Equitable Holdings, Inc.	18,959
1	Globe Life, Inc.	82
40	Kinsale Capital Group, Inc.	15,411
558	Loews Corporation	41,705
1	Markel Group, Inc.(b)	1,576
846	Old Republic International Corporation	26,141
1	Primerica, Inc.	237
529	Principal Financial Group, Inc.	41,500
1	Radian Group, Inc.	31
184	Reinsurance Group of America, Inc.	37,770

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	INSURANCE - 7.9% (Continued)
680	Unum Group	$34,755
		312,562
	INTERNET MEDIA & SERVICES - 1.1%
177	Expedia Group, Inc.(a),(b)	22,300
48	GoDaddy, Inc., Class A(b)	6,706
35	Match Group, Inc.(b)	1,063
2	Roku, Inc.(b)	120
50	Snap, Inc., Class A(a),(b)	831
1	TripAdvisor, Inc.(b)	18
271	Zillow Group, Inc., Class C(b)	12,572
		43,610
	LEISURE FACILITIES & SERVICES - 1.9%
175	Darden Restaurants, Inc.	26,481
22	Domino’s Pizza, Inc.	11,359
15	DraftKings, Inc., Class A(b)	573
144	Light & Wonder, Inc.(b)	15,103
89	Texas Roadhouse, Inc.	15,282
1	Vail Resorts, Inc.	180
19	Wingstop, Inc.	8,030
1	Wyndham Hotels & Resorts, Inc.	74
		77,082
	LEISURE PRODUCTS - 0.3%
1	Axon Enterprise, Inc.(b)	294
182	Hasbro, Inc.	10,647
1	Thor Industries, Inc.	94
		11,035
	MACHINERY - 4.3%
5	AGCO Corporation	490
46	Curtiss-Wright Corporation	12,465
213	Donaldson Company, Inc.	15,242
1	Enovis Corporation(b)	45
1	Flowserve Corporation	48
196	Graco, Inc.	15,539
83	IDEX Corporation	16,700

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	MACHINERY - 4.3% (Continued)
76	Lincoln Electric Holdings, Inc.	$14,337
2	Middleby Corporation (The)(b)	245
66	Nordson Corporation	15,308
1	Oshkosh Corporation	108
140	Regal Rexnord Corporation	18,931
106	Snap-on, Inc.	27,707
193	Stanley Black & Decker, Inc.	15,419
167	Toro Company (The)	15,616
		168,200
	MEDICAL EQUIPMENT & DEVICES - 6.0%
93	Align Technology, Inc.(b)	22,453
756	Avantor, Inc.(b)	16,027
696	Baxter International, Inc.(a)	23,281
39	Bio-Rad Laboratories, Inc., Class A(b)	10,651
85	Bio-Techne Corporation	6,090
203	Bruker Corporation	12,954
241	Cooper Companies, Inc. (The)	21,040
133	Exact Sciences Corporation(b)	5,619
170	Globus Medical, Inc., Class A(b)	11,643
288	Hologic, Inc.(b)	21,384
203	Illumina, Inc.(b)	21,189
86	Insulet Corporation(b)	17,355
1	Penumbra, Inc.(b)	180
36	Repligen Corporation(a),(b)	4,538
164	Revvity, Inc.	17,197
57	Teleflex, Inc.	11,989
47	Waters Corporation(b)	13,636
		237,226
	METALS & MINING - 0.0%(c)
13	Cleveland-Cliffs, Inc.(b)	200

	OIL & GAS PRODUCERS - 6.2%
418	Antero Resources Corporation(b)	13,639

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	OIL & GAS PRODUCERS - 6.2% (Continued)
795	APA Corporation(a)	$23,405
191	Chesapeake Energy Corporation(a)	15,698
98	Chord Energy Corporation(a)	16,433
519	Coterra Energy, Inc.	13,842
648	EQT Corporation(a)	23,963
520	HF Sinclair Corporation	27,737
764	Marathon Oil Corporation	21,904
2	Matador Resources Company	119
31	Murphy USA, Inc.(a)	14,553
1	ONEOK, Inc.	82
742	Ovintiv, Inc.	34,778
1,039	Permian Resources Corporation(a)	16,780
304	Range Resources Corporation	10,193
1,961	Southwestern Energy Company(b)	13,197
		246,323
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(c)
1	NOV, Inc.	19

	PUBLISHING & BROADCASTING - 1.0%
7	New York Times Company (The), Class A	358
1,375	News Corporation, Class A	37,909
		38,267
	REAL ESTATE SERVICES - 0.7%
137	Jones Lang LaSalle, Inc.(a),(b)	28,123

	REIT - 0.4%
22	Texas Pacific Land Corporation	16,154

	RENEWABLE ENERGY - 0.0%(c)
4	First Solar, Inc.(b)	902

	RETAIL - CONSUMER STAPLES - 1.3%
194	BJ’s Wholesale Club Holdings, Inc.(b)	17,041
69	Casey’s General Stores, Inc. (a)	26,328

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3% (Continued)
3	Five Below, Inc.(b)	$327
1	Ollie’s Bargain Outlet Holdings, Inc.(b)	98
116	Sprouts Farmers Market, Inc.(b)	9,704
		53,498
	RETAIL - DISCRETIONARY - 4.5%
65	Abercrombie & Fitch Company, Class A(a),(b)	11,560
161	Bath & Body Works, Inc.	6,287
309	Best Buy Company, Inc.	26,046
160	Builders FirstSource, Inc.(a),(b)	22,145
85	Burlington Stores, Inc.(a),(b)	20,400
119	Dick’s Sporting Goods, Inc.	25,567
91	Floor & Decor Holdings, Inc., Class A(a),(b)	9,046
462	Gap, Inc. (The)	11,037
105	Genuine Parts Company	14,524
1	Tractor Supply Company	270
69	Ulta Beauty, Inc.(b)	26,625
14	Williams-Sonoma, Inc.(a)	3,953
		177,460
	SEMICONDUCTORS - 2.8%
1	Azenta, Inc.(b)	52
169	Coherent Corporation(b)	12,246
157	Entegris, Inc.	21,258
161	Lattice Semiconductor Corporation(a),(b)	9,336
89	MKS Instruments, Inc.(a)	11,622
1	Monolithic Power Systems, Inc.	822
2	Onto Innovation, Inc.(b)	439
162	Qorvo, Inc.(b)	18,798
215	Skyworks Solutions, Inc.	22,915
18	Teradyne, Inc.	2,669
55	Universal Display Corporation	11,564
		111,721
	SOFTWARE - 6.1%
1	ACI Worldwide, Inc.(b)	40
255	Akamai Technologies, Inc.(a),(b)	22,970

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 6.1% (Continued)
48	Appfolio, Inc., Class A(b)	$11,739
2	Aspen Technology, Inc.(b)	397
1	BILL Holdings, Inc.(b)	53
118	Dayforce, Inc.(a),(b)	5,853
281	DocuSign, Inc.(b)	15,034
303	Dynatrace, Inc.(b)	13,556
1	Five9, Inc.(b)	44
1,185	Gen Digital, Inc.	29,601
90	Manhattan Associates, Inc.(b)	22,201
1	MicroStrategy, Inc., Class A(b)	1,378
56	Nutanix, Inc., Class A(b)	3,184
194	Okta, Inc.(b)	18,160
116	Paycom Software, Inc.	16,593
66	Paylocity Holding Corporation(a),(b)	8,702
347	SS&C Technologies Holdings, Inc.	21,747
277	Twilio, Inc., Class A(b)	15,736
6	Tyler Technologies, Inc.(a),(b)	3,017
122	UiPath, Inc., Class A(b)	1,547
27	Unity Software, Inc.(a),(b)	439
1	Ziff Davis, Inc.(b)	55
476	Zoom Video Communications, Inc., Class A(b)	28,174
		240,220
	SPECIALTY FINANCE - 2.0%
721	Fidelity National Financial, Inc.(a)	35,632
1	MGIC Investment Corporation	22
950	Synchrony Financial	44,830
		80,484
	STEEL - 1.8%
88	Reliance, Inc.(a)	25,133
243	Steel Dynamics, Inc.	31,468
355	United States Steel Corporation(a)	13,419
		70,020
	TECHNOLOGY HARDWARE - 2.0%
1	Ciena Corporation(b)	48

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY HARDWARE - 2.0% (Continued)
11	Dolby Laboratories, Inc., Class A	$871
101	F5, Inc.(b)	17,395
178	Jabil, Inc.	19,365
494	Juniper Networks, Inc.	18,011
1	Lumentum Holdings, Inc.(b)	51
6	NetApp, Inc.	773
42	Pure Storage, Inc., Class A(b)	2,697
1	Super Micro Computer, Inc.(b)	819
117	TD SYNNEX Corporation	13,502
2	Western Digital Corporation(b)	152
16	Zebra Technologies Corporation, Class A(a),(b)	4,943
		78,627
	TECHNOLOGY SERVICES - 3.5%
1	Affirm Holdings, Inc.(b)	30
188	Booz Allen Hamilton Holding Corporation	28,933
29	CACI International, Inc., Class A(b)	12,474
115	Corpay, Inc.(b)	30,637
70	EPAM Systems, Inc.(b)	13,168
11	FactSet Research Systems, Inc.	4,491
12	Jack Henry & Associates, Inc.	1,992
34	Leidos Holdings, Inc.	4,960
37	MarketAxess Holdings, Inc.	7,420
50	Morningstar, Inc.	14,793
1	Science Applications International Corporation	118
249	TransUnion	18,466
1	WEX, Inc.(b)	177
		137,659
	TRANSPORTATION & LOGISTICS - 3.2%
162	CH Robinson Worldwide, Inc.	14,276
217	Expeditors International of Washington, Inc.	27,079
168	JB Hunt Transport Services, Inc.	26,880
45	Knight-Swift Transportation Holdings, Inc.	2,246
23	Saia, Inc.(b)	10,909
952	Southwest Airlines Company	27,237

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION & LOGISTICS - 3.2% (Continued)
166	XPO, Inc.(a),(b)	$17,621
		126,248
	WHOLESALE - CONSUMER STAPLES - 1.0%
379	Performance Food Group Company(b)	25,056
291	US Foods Holding Corporation(a),(b)	15,417
		40,473
	WHOLESALE - DISCRETIONARY - 0.8%
456	LKQ Corporation	18,965
48	Pool Corporation(a)	14,752
		33,717

	TOTAL COMMON STOCKS (Cost $3,768,795)	3,947,099

	RIGHTS — 0.0%(c)
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.0%(c)
1	Bristol-Myers Squibb Company (b)(d)	1

	MEDICAL EQUIPMENT & DEVICES - 0.0%(c)
7	ABIOMED, Inc. - CVR(b)(d)	7

	TOTAL RIGHTS (Cost $8)	8

	SHORT-TERM INVESTMENTS — 15.3%
	COLLATERAL FOR SECURITIES LOANED — 14.6%
577,846	Mount Vernon Liquid Assets Portfolio, 5.46%(e),(f)	577,846

	MONEY MARKET FUND - 0.7%
29,504	First American Treasury Obligations Fund, Class X, 5.21%(e)	29,504

	TOTAL SHORT-TERM INVESTMENTS (Cost $607,350)	607,350

	TOTAL INVESTMENTS - 115.2% (Cost $4,376,153)	$4,554,457
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.2)%	(602,467)
	NET ASSETS - 100.0%	$3,951,990

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $564,759.

(b)	Non-income producing security.

(c)	Amount represents less than 0.05%.

(d)	Fair value was determined using significant unobservable inputs. See Note 2.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2024 is $577,846.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 0.2%
666	AAR Corporation(a)	$48,418
5	Barnes Group, Inc.	207
3	Ducommun, Inc.(a)	174
579	Mercury Systems, Inc.(a)	15,627
63	Moog, Inc., Class A	10,540
71	National Presto Industries, Inc.	5,335
		80,301
	APPAREL & TEXTILE PRODUCTS - 0.6%
340	Jerash Holdings US, Inc.	1,037
420	Lakeland Industries, Inc.	9,635
1,005	Movado Group, Inc.	24,984
121	PVH Corporation(b)	12,810
569	Rocky Brands, Inc.	21,030
607	Superior Group of Companies, Inc.	11,478
149	Tandy Leather Factory, Inc.(a)	670
14,158	Under Armour, Inc., Class A(a),(b)	94,434
784	Weyco Group, Inc.	23,771
		199,849
	ASSET MANAGEMENT - 0.5%
15	Associated Capital Group, Inc., Class A	510
2,637	Cannae Holdings, Inc.	47,835
39	Hennessy Advisors, Inc.	278
27	Kennedy-Wilson Holdings, Inc.(b)	263
2,600	Medallion Financial Corporation	19,968
1,654	ODP Corporation (The)(a)	64,953
1,107	Oppenheimer Holdings, Inc., Class A	53,036
		186,843
	AUTOMOTIVE - 2.6%
3,076	American Axle & Manufacturing Holdings, Inc.(a)	21,501
7,186	BorgWarner, Inc.	231,677
14,860	Goodyear Tire & Rubber Company (The)(a)	168,661
7,462	Harley-Davidson, Inc.(b)	250,275
1,365	Lear Corporation	155,897
716	Methode Electronics, Inc.	7,411

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	AUTOMOTIVE - 2.6% (Continued)
712	Miller Industries, Inc.	$39,174
786	Motorcar Parts of America, Inc.(a)	4,850
876	Standard Motor Products, Inc.	24,291
		903,737
	BANKING - 12.1%
2,795	Ameris Bancorp	140,728
18	Atlantic Union Bankshares Corporation	591
435	Banc of California, Inc.	5,559
1,120	Bank OZK	45,920
845	BankFinancial Corporation	8,695
238	BankUnited, Inc.	6,966
1,017	Banner Corporation	50,484
398	Bar Harbor Bankshares	10,698
512	BayCom Corporation	10,419
765	Berkshire Hills Bancorp, Inc.	17,442
12	Business First Bancshares, Inc.	261
2,014	Byline Bancorp, Inc.	47,812
443	C&F Financial Corporation	21,353
4,854	Cadence Bank	137,271
144	Camden National Corporation	4,752
426	Capital City Bank Group, Inc.	12,115
59	Carter Bankshares, Inc.(a)	892
474	Cathay General Bancorp	17,879
49	CB Financial Services, Inc.	1,110
965	Central Pacific Financial Corporation	20,458
514	Citizens Community Bancorp, Inc.	5,947
656	Civista Bancshares, Inc.	10,161
649	CNB Financial Corporation	13,246
378	Colony Bankcorp, Inc.	4,631
837	Community Trust Bancorp, Inc.	36,543
41	Community West Bancshares	759
1,535	Customers Bancorp, Inc.(a)	73,649
2,214	CVB Financial Corporation	38,169
166	Eagle Bancorp Montana, Inc.	2,203

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 12.1% (Continued)
5,992	Eastern Bankshares, Inc.(b)	$83,768
769	Enterprise Financial Services Corporation	31,460
1,287	Financial Institutions, Inc.	24,865
1,364	First Bancorp	43,539
1,368	First Bancshares, Inc. (The)	35,541
1,371	First Busey Corporation	33,192
3,671	First Commonwealth Financial Corporation	50,697
3,409	First Financial Bancorp	75,748
563	First Financial Corporation	20,763
3,261	First Hawaiian, Inc.	67,698
5,535	First Horizon Corporation	87,287
3,701	First Interstate BancSystem, Inc., Class A	102,777
2,371	First Merchants Corporation	78,931
220	First Mid Bancshares, Inc.	7,234
10,111	FNB Corporation(b)	138,319
196	FS Bancorp, Inc.	7,144
3	Fulton Financial Corporation	51
121	Great Southern Bancorp, Inc.	6,729
1,983	Hancock Whitney Corporation	94,847
1,078	Hanmi Financial Corporation(b)	18,024
1,836	Heartland Financial USA, Inc.	81,610
2,595	Heritage Commerce Corporation	22,577
1,426	Heritage Financial Corporation	25,711
2,151	Hilltop Holdings, Inc.	67,283
290	Home Bancorp, Inc.	11,603
739	HomeTrust Bancshares, Inc.	22,192
762	Horizon Bancorp, Inc.	9,426
739	Independent Bank Corporation	19,953
1,394	Independent Bank Corporation	70,704
591	Investar Holding Corporation	9,101
443	Macatawa Bank Corporation	6,468
3	Mercantile Bank Corporation	122
828	Midland States Bancorp, Inc.	18,754
804	MidWestOne Financial Group, Inc.	18,082

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 12.1% (Continued)
1,053	National Bank Holdings Corporation, Class A	$41,120
964	Northfield Bancorp, Inc.	9,139
99	Northrim BanCorp, Inc.	5,706
5,135	Northwest Bancshares, Inc.	59,309
1,487	OceanFirst Financial Corporation	23,628
45	Ohio Valley Banc Corporation	900
8,153	Old National Bancorp	140,150
6	Old Point Financial Corporation	88
3,280	Old Second Bancorp, Inc.	48,577
142	OP Bancorp	1,362
62	Orrstown Financial Services, Inc.	1,696
4,121	Pacific Premier Bancorp, Inc.	94,659
388	Parke Bancorp, Inc.	6,751
8	Pathfinder Bancorp, Inc.	105
1,503	Peoples Bancorp, Inc.	45,090
1,736	Premier Financial Corporation	35,519
62	Primis Financial Corporation	650
111	Princeton Bancorp, Inc.	3,674
2,855	Prosperity Bancshares, Inc.	174,555
212	Provident Financial Holdings, Inc.	2,650
1,657	Provident Financial Services, Inc.	23,778
579	QCR Holdings, Inc.	34,740
1,529	Renasant Corporation	46,696
1,246	Republic Bancorp, Inc., Class A	66,798
3,100	Republic First Bancorp, Inc.(a)	19
972	Riverview Bancorp, Inc.	3,878
1,536	S&T Bancorp, Inc.	51,287
394	SB Financial Group, Inc.	5,516
2,299	Seacoast Banking Corporation of Florida	54,348
174	Sierra Bancorp	3,894
28	SmartFinancial, Inc.	663
71	South Plains Financial, Inc.	1,917
1,725	SouthState Corporation	131,825
2,035	Stellar Bancorp, Inc.	46,724

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 12.1% (Continued)
1,065	Synovus Financial Corporation	$42,802
9	Territorial Bancorp, Inc.	73
428	Texas Capital Bancshares, Inc.(a)	26,168
2,278	Towne Bank	62,121
783	TrustCompany Bank Corporation	22,527
2,033	Trustmark Corporation	61,071
172	United Bancshares, Inc.	3,234
3,479	United Bankshares, Inc.	112,859
3,336	United Community Banks, Inc.	84,935
420	United Security Bancshares	3,045
1,212	Univest Financial Corporation	27,670
5,465	Valley National Bancorp	38,146
671	WaFd, Inc.	19,177
4,886	Webster Financial Corporation	212,981
1,873	WesBanco, Inc.	52,275
666	Western New England Bancorp, Inc.	4,582
2,406	WSFS Financial Corporation	113,082
		4,193,072
	BEVERAGES - 0.1%
555	MGP Ingredients, Inc.	41,292

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.1%
808	Amneal Pharmaceuticals, Inc.(a)	5,131
1,326	Amphastar Pharmaceuticals, Inc.(a)	53,040
1,019	ANI Pharmaceuticals, Inc.(a)	64,890
4,203	Arcus Biosciences, Inc.(a)	64,012
231	Beam Therapeutics, Inc.(a)	5,412
2,521	Certara, Inc.(a)	34,916
944	Cumberland Pharmaceuticals, Inc.(a)	1,444
10,263	Elanco Animal Health, Inc.(a)	148,095
1,822	Innoviva, Inc.(a)	29,881
346	Ligand Pharmaceuticals, Inc.(a)	29,154
6,813	Organogenesis Holdings, Inc.(a)	19,076
1,701	Pacira BioSciences, Inc.(a)	48,666

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.1% (Continued)
1,683	Prestige Consumer Healthcare, Inc.(a)	$115,875
1,822	Supernus Pharmaceuticals, Inc.(a)	48,738
3,541	Vir Biotechnology, Inc.(a)	31,515
19	Xencor, Inc.(a)	360
4,038	Zentalis Pharmaceuticals, Inc.(a)	16,515
		716,720
	CABLE & SATELLITE - 0.7%
179	Cable One, Inc.(b)	63,366
2,756	Liberty Broadband Corporation - Series C(a)	151,084
4,483	WideOpenWest, Inc.(a)	24,253
		238,703
	CHEMICALS - 1.8%
529	American Vanguard Corporation	4,549
713	Ashland, Inc.	67,371
2,636	Avient Corporation	115,061
3,877	Ecovyst, Inc.(a)	34,777
2,233	FMC Corporation	128,509
2,768	Huntsman Corporation	63,027
750	Intrepid Potash, Inc.(a)	17,573
1,203	Koppers Holdings, Inc.	44,499
884	Minerals Technologies, Inc.	73,514
3,654	Rayonier Advanced Materials, Inc.(a)	19,878
684	Stepan Company	57,429
760	Valhi, Inc.	13,551
		639,738
	COMMERCIAL SUPPORT SERVICES - 3.8%
2,714	ABM Industries, Inc.	137,247
8,603	Acacia Research Corporation(a)	43,101
13,329	ADT, Inc.	101,300
21,569	Advantage Solutions, Inc.(a)	69,452
1,213	AMN Healthcare Services, Inc.(a)	62,142
2,208	ARC Document Solutions, Inc.	5,829
963	ASGN, Inc.(a)	84,908
252	BGSF, Inc.	2,155

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.8% (Continued)
7,511	BrightView Holdings, Inc.(a)	$99,896
6,439	CoreCivic, Inc.(a)	83,578
864	Cross Country Healthcare, Inc.(a)	11,958
1,303	Deluxe Corporation	29,265
531	Ennis, Inc.	11,624
2,968	Enviri Corporation(a)	25,614
9,359	GEO Group, Inc. (The)(a)	134,395
897	Heidrick & Struggles International, Inc.	28,327
649	Information Services Group, Inc.	1,908
1,773	Kelly Services, Inc., Class A	37,960
1,471	Korn Ferry	98,763
684	ManpowerGroup, Inc.(b)	47,743
691	Radius Recycling, Inc.	10,552
1,061	Resources Connection, Inc.	11,713
1,060	Stericycle, Inc.(a),(b)	61,618
983	TrueBlue, Inc.(a)	10,125
520	UniFirst Corporation	89,196
504	V2X, Inc.(a)	24,172
		1,324,541
	CONSTRUCTION MATERIALS - 0.7%
2,871	Concrete Pumping Holdings, Inc.(a)	17,255
9,242	MDU Resources Group, Inc.	231,974
		249,229
	CONSUMER SERVICES - 0.6%
114	Adtalem Global Education, Inc.(a),(b)	7,776
1,934	American Public Education, Inc.(a)	34,000
1,697	Chegg, Inc.(a)	5,362
47	Graham Holdings Company, Class B(b)	32,879
713	Matthews International Corporation, Class A	17,860
3,400	Perdoceo Education Corporation	72,828
333	Strategic Education, Inc.	36,850
		207,555
	CONTAINERS & PACKAGING - 1.1%
1,982	Berry Global Group, Inc.	116,641

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING - 1.1% (Continued)
1,103	Greif, Inc., Class A	$63,389
9,029	O-I Glass, Inc.(a),(b)	100,493
7,129	Pactiv Evergreen, Inc.	80,700
1,029	TriMas Corporation	26,301
		387,524
	E-COMMERCE DISCRETIONARY - 0.0%(c)
756	Lands’ End, Inc.(a)	10,274

	ELECTRICAL EQUIPMENT - 1.6%
979	Advanced Energy Industries, Inc.	106,476
47	Argan, Inc.	3,439
990	Belden, Inc.	92,862
2,385	Hayward Holdings, Inc.(a)	29,336
676	Kimball Electronics, Inc.(a)	14,858
575	Littelfuse, Inc.	146,964
1,133	LSI Industries, Inc.	16,395
3,564	Mirion Technologies, Inc.(a)	38,277
581	OSI Systems, Inc.(a)	79,899
195	Preformed Line Products Company	24,285
		552,791
	ENGINEERING & CONSTRUCTION - 1.3%
796	Arcosa, Inc.	66,394
3,307	Great Lakes Dredge & Dock Corporation(a)	29,036
1,344	MasTec, Inc.(a),(b)	143,795
1,648	Mistras Group, Inc.(a)	13,662
462	NV5 Global, Inc.(a)	42,952
2,158	Primoris Services Corporation	107,663
22	Tutor Perini Corporation(a)	479
473	VSE Corporation	41,756
		445,737
	ENTERTAINMENT CONTENT - 0.3%
4,841	AMC Networks, Inc., Class A(a),(b)	46,764
6,199	Paramount Global, Class B(b)	64,408
		111,172

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 1.7%
169	Alico, Inc.	$4,379
4,026	B&G Foods, Inc.	32,530
4,708	Darling Ingredients, Inc.(a)	173,019
2,707	Hain Celestial Group, Inc. (The)(a)	18,705
2	Ingredion, Inc.	230
56	JM Smucker Company (The)	6,106
1,643	Post Holdings, Inc.(a)	171,135
19	Seaboard Corporation	60,054
106	Seneca Foods Corporation, Class A(a)	6,084
1,832	Simply Good Foods Company (The)(a)	66,190
1,156	TreeHouse Foods, Inc.(a)	42,356
		580,788
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
2	Boise Cascade Company	238
191	UFP Industries, Inc.	21,392
		21,630
	HEALTH CARE FACILITIES & SERVICES - 2.7%
2,363	Acadia Healthcare Company, Inc.(a)	159,597
10,067	AdaptHealth Corporation(a)	100,670
379	Addus HomeCare Corporation(a)	44,006
688	Amedisys, Inc.(a)	63,158
7,458	Brookdale Senior Living, Inc.(a)	50,938
24	Fulgent Genetics, Inc.(a)	471
3,224	LifeStance Health Group, Inc.(a)	15,830
863	National HealthCare Corporation	93,549
3,147	Owens & Minor, Inc.(a)	42,485
2,598	Patterson Companies, Inc. (b)	62,664
4,302	Pediatrix Medical Group, Inc.(a)	32,480
481	Premier, Inc., Class A	8,980
3,232	Select Medical Holdings Corporation	113,314
10,937	Teladoc Health, Inc.(a)	106,964
308	US Physical Therapy, Inc.	28,465
		923,571

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	HOME & OFFICE PRODUCTS - 1.1%
11,166	ACCO Brands Corporation	$52,480
297	Hooker Furnishings Corporation	4,301
200	Kewaunee Scientific Corporation(a)	9,440
4,588	Leggett & Platt, Inc.	52,578
1,568	Lifetime Brands, Inc.	13,469
3,212	MillerKnoll, Inc.	85,086
8,946	Newell Brands, Inc.	57,344
7,024	Steelcase, Inc., Class A	91,031
37	Virco Mfg. Corporation	516
		366,245
	HOME CONSTRUCTION - 5.3%
812	American Woodmark Corporation(a)	63,823
3,076	Beazer Homes USA, Inc.(a)	84,529
1,926	Century Communities, Inc.	157,277
3,459	Forestar Group, Inc.(a)	110,653
2	Green Brick Partners, Inc.(a)	114
256	Hovnanian Enterprises, Inc.(a)	36,332
2,179	Interface, Inc.	31,988
2,201	JELD-WEN Holding, Inc.(a)	29,647
3,571	KB Home	250,613
426	LGI Homes, Inc.(a)	38,123
1,388	M/I Homes, Inc.(a)	169,530
1,688	Meritage Homes Corporation(b)	273,203
1,323	Mohawk Industries, Inc.(a)	150,280
5,453	Taylor Morrison Home Corporation(a)	302,314
3,822	Tri Pointe Homes, Inc.(a)	142,370
		1,840,796
	HOUSEHOLD PRODUCTS - 0.9%
2,504	Central Garden & Pet Company, Class A(a)	82,707
1,037	Clearwater Paper Corporation(a)	50,263
313	Crown Crafts, Inc.	1,637
1,843	Edgewell Personal Care Company	74,070
1	Nu Skin Enterprises, Inc., Class A	11
1,636	Quanex Building Products Corporation	45,236

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	HOUSEHOLD PRODUCTS - 0.9% (Continued)
685	Spectrum Brands Holdings, Inc.(b)	$58,862
		312,786
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
251	Core Molding Technologies, Inc.(a)	4,001
189	Eastern Company (The)	4,814
330	Enpro, Inc.	48,038
564	Gibraltar Industries, Inc.(a)	38,662
466	Insteel Industries, Inc.	14,427
345	L B Foster Company, Class A(a)	7,424
1,973	Mueller Industries, Inc.	112,343
788	Park-Ohio Holdings Corporation	20,401
1,276	Proto Labs, Inc.(a)	39,416
430	Strattec Security Corporation(a)	10,750
1,648	Timken Company (The)	132,054
6	Tredegar Corporation	29
		432,359
	INDUSTRIAL SUPPORT SERVICES - 1.2%
5,203	Custom Truck One Source, Inc.(a)	22,633
638	DXP Enterprises, Inc.(a)	29,246
9,465	Resideo Technologies, Inc.(a)	185,135
2,189	Titan Machinery, Inc.(a)	34,805
853	WESCO International, Inc.	135,218
		407,037
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
2,047	Virtu Financial, Inc., Class A	45,955

	INSURANCE - 4.1%
1,647	Ambac Financial Group, Inc.(a)	21,115
5,557	Brighthouse Financial, Inc.(a)	240,840
1,997	Donegal Group, Inc., Class A	25,721
14	eHealth, Inc.(a)	63
1,882	Employers Holdings, Inc.	80,230
47,495	Genworth Financial, Inc., Class A(a)	286,870
1,716	Global Indemnity Group, LLC	53,343

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 4.1% (Continued)
4,222	Heritage Insurance Holdings, Inc.(a)	$29,892
364	Kingstone Companies, Inc.(a)	1,820
1,034	Lincoln National Corporation	32,157
276	National Western Life Group, Inc., Class A	137,156
255	NMI Holdings, Inc., Class A(a)	8,680
5,370	ProAssurance Corporation(a)	65,621
10,910	Radian Group, Inc.	339,301
2,585	Security National Financial Corporation, Class A(a)	20,654
222	Tiptree, Inc.	3,661
246	Unico American Corporation(a)	12
2,961	United Fire Group, Inc.	63,632
1	Universal Insurance Holdings, Inc.	19
		1,410,787
	INTERNET MEDIA & SERVICES - 0.7%
48	Cars.com, Inc.(a)	945
744	DHI Group, Inc.(a)	1,555
13,555	GoodRx Holdings, Inc.(a)	105,729
2,992	IAC, Inc.(a)	140,175
5	TrueCar, Inc.(a)	16
		248,420
	LEISURE FACILITIES & SERVICES - 0.7%
10	Ark Restaurants Corporation	130
128	Biglari Holdings, Inc.(a)	24,753
12	Chuy’s Holdings, Inc.(a)	311
1,994	El Pollo Loco Holdings, Inc.(a)	22,552
1,106	Golden Entertainment, Inc.	34,408
834	Good Times Restaurants, Inc.(a)	2,110
2,641	Marcus Corporation (The)	30,028
955	Marriott Vacations Worldwide Corporation(b)	83,390
532	Penn Entertainment, Inc.(a)	10,297
419	RCI Hospitality Holdings, Inc.	18,252
		226,231
	LEISURE PRODUCTS - 1.7%
481	Escalade, Inc.	6,633

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE PRODUCTS - 1.7% (Continued)
4	LCI Industries	$413
409	MasterCraft Boat Holdings, Inc.(a)	7,722
1,240	Smith & Wesson Brands, Inc.	17,782
1,747	Thor Industries, Inc.(b)	163,257
18,563	Topgolf Callaway Brands Corporation(a),(b)	284,014
1,973	Vista Outdoor, Inc.(a)	74,283
824	Winnebago Industries, Inc.(b)	44,661
		598,765
	MACHINERY - 3.7%
959	AGCO Corporation	93,867
73	Astec Industries, Inc.	2,165
1,165	Columbus McKinnon Corporation	40,239
1,377	Enovis Corporation(a)	62,240
471	ESCO Technologies, Inc.	49,474
676	Gencor Industries, Inc.(a)	13,074
713	Helios Technologies, Inc.	34,046
2,300	Hillenbrand, Inc.	92,046
225	Hurco Companies, Inc.	3,433
761	John Bean Technologies Corporation	72,272
3,688	Kennametal, Inc.	86,816
2,227	Manitowoc Company, Inc. (The)(a)	25,677
1,581	Middleby Corporation (The)(a)	193,846
941	NN, Inc.(a)	2,823
2,849	Oshkosh Corporation	308,262
4,763	Ranpak Holdings Corporation(a)	30,626
2,365	Terex Corporation	129,697
3,678	Titan International, Inc.(a)	27,254
		1,267,857
	MEDICAL EQUIPMENT & DEVICES - 2.1%
632	Alpha Pro Tech Ltd.(a)	3,476
2,410	AngioDynamics, Inc.(a)	14,580
1,053	Avanos Medical, Inc.(a)	20,976
326	Bio-Rad Laboratories, Inc., Class A(a)	89,034
586	CONMED Corporation(b)	40,622

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.1% (Continued)
3,610	DENTSPLY SIRONA, Inc.	$89,925
4,589	Envista Holdings Corporation(a)	76,315
811	FONAR Corporation(a)	12,976
1,650	Harvard Bioscience, Inc.(a)	4,702
256	ICU Medical, Inc.(a)	30,400
942	Integer Holdings Corporation(a)	109,074
752	Integra LifeSciences Holdings Corporation(a)	21,913
1,466	Myriad Genetics, Inc.(a)	35,858
2,970	Neogen Corporation(a)	46,421
4,326	OraSure Technologies, Inc.(a)	18,429
2,980	QuidelOrtho Corporation(a)	98,996
60	Utah Medical Products, Inc.	4,009
1,722	Varex Imaging Corporation(a)	25,365
		743,071
	METALS & MINING - 2.9%
4,055	Alcoa Corporation(b)	161,308
37	Alpha Metallurgical Resources, Inc.(b)	10,380
354	Arch Resources, Inc.(b)	53,889
13,997	Cleveland-Cliffs, Inc.(a),(b)	215,414
1,291	Coeur Mining, Inc.(a)	7,255
1,664	Compass Minerals International, Inc.	17,189
343	Encore Wire Corporation	99,412
8,329	Hecla Mining Company	40,396
2,097	McEwen Mining, Inc.(a)	19,251
6,536	Peabody Energy Corporation(b)	144,576
2,172	Ramaco Resources, Inc.	27,041
6,950	SunCoke Energy, Inc.	68,110
2,503	Warrior Met Coal, Inc. (b)	157,113
		1,021,334
	OIL & GAS PRODUCERS - 5.5%
3,775	Amplify Energy Corporation(a)	25,595
3,752	Antero Resources Corporation(a)	122,428
2,380	APA Corporation(b)	70,067
7,401	Berry Corporation	47,810

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 5.5% (Continued)
3,821	Civitas Resources, Inc. (b)	$263,649
5,182	CNX Resources Corporation(a),(b)	125,923
6,130	HighPeak Energy, Inc.	86,188
6,353	Murphy Oil Corporation	261,998
3,960	Par Pacific Holdings, Inc.(a)	99,990
5,553	PBF Energy, Inc., Class A	255,549
481	Permian Resources Corporation(b)	7,768
334	Ring Energy, Inc.(a)	564
1,833	SandRidge Energy, Inc.	23,701
2,674	SilverBow Resources, Inc.(a)	101,157
22,521	Southwestern Energy Company(a)	151,566
9,273	VAALCO Energy, Inc.	58,142
3,151	Vital Energy, Inc.(a),(b)	141,228
2,405	World Kinect Corporation	62,049
		1,905,372
	OIL & GAS SERVICES & EQUIPMENT - 2.5%
1,465	DMC Global, Inc.(a)	21,125
4,834	DNOW, Inc.(a)	66,371
583	Dril-Quip, Inc.(a)	10,844
805	Geospace Technologies Corporation(a)	7,229
687	Helix Energy Solutions Group, Inc.(a)	8,203
4,990	Helmerich & Payne, Inc.	180,339
3,492	MRC Global, Inc.(a)	45,082
32	Natural Gas Services Group, Inc.(a)	644
10,251	NOV, Inc. (b)	194,871
9,073	Patterson-UTI Energy, Inc.	93,996
8,404	ProPetro Holding Corporation(a)	72,863
1,989	Ranger Energy Services, Inc.	20,924
7,065	RPC, Inc.	44,156
3,143	Select Water Solutions, Inc., Class A	33,630
1,387	Solaris Oilfield Infrastructure, Inc., Class A	11,900
4,259	US Silica Holdings, Inc.(a)	65,802
		877,979

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	PUBLISHING & BROADCASTING - 0.8%
1,054	Entravision Communications Corporation, Class A	$2,140
5,588	EW Scripps Company (The), Class A(a)	17,546
11,313	Gray Television, Inc.	58,827
342	Saga Communications, Inc., Class A	5,386
1,793	Scholastic Corporation	63,598
18	Sinclair, Inc.	240
8,006	TEGNA, Inc.	111,604
		259,341
	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
3,755	Five Point Holdings, LLC(a)	11,002
1,778	Howard Hughes Holdings, Inc.(a)	115,250
1,167	Legacy Housing Corporation(a)	26,771
		153,023
	REAL ESTATE SERVICES - 0.2%
16,204	Anywhere Real Estate, Inc.(a)	53,635
1,262	Newmark Group, Inc., Class A	12,911
		66,546
	RENEWABLE ENERGY - 0.4%
1,237	EnerSys	128,054
743	Ultralife Corporation(a)	7,891
		135,945
	RETAIL - CONSUMER STAPLES - 0.6%
1,043	Ingles Markets, Inc., Class A	71,560
342	PriceSmart, Inc.	27,770
1,114	SpartanNash Company	20,899
1,480	Village Super Market, Inc., Class A	39,087
772	Weis Markets, Inc.	48,459
		207,775
	RETAIL - DISCRETIONARY - 5.6%
2,099	Aaron’s Company, Inc. (The)	20,948
78	Advance Auto Parts, Inc.	4,940
3,691	American Eagle Outfitters, Inc.(b)	73,672
319	America’s Car-Mart, Inc.(a)	19,207
825	Asbury Automotive Group, Inc.(a),(b)	187,993

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 5.6% (Continued)
156	Bassett Furniture Industries, Inc.	$2,217
387	BlueLinx Holdings, Inc.(a)	36,026
110	Citi Trends, Inc.(a)	2,339
3,517	Designer Brands, Inc., Class A	24,021
6,683	Driven Brands Holdings, Inc.(a)	85,075
715	Ethan Allen Interiors, Inc.	19,941
3,425	Foot Locker, Inc.	85,351
306	Gap, Inc. (The) (b)	7,310
290	Genesco, Inc.(a)	7,499
553	Group 1 Automotive, Inc. (b)	164,396
550	Haverty Furniture Companies, Inc.	13,909
268	Hibbett, Inc.	23,372
8,126	Kohl’s Corporation	186,817
1,803	La-Z-Boy, Inc.(b)	67,216
1,158	Lithia Motors, Inc.	292,337
15,005	Macy’s, Inc.	288,096
19	MarineMax, Inc.(a)	615
1,537	Monro, Inc.	36,673
2,139	National Vision Holdings, Inc.(a)	27,999
2,660	Rush Enterprises, Inc., Class A	111,374
1,068	Shoe Carnival, Inc.	39,399
735	Sonic Automotive, Inc., Class A	40,035
57	Tilly’s, Inc., Class A(a)	344
1,666	Urban Outfitters, Inc.(a)	68,389
945	Vera Bradley, Inc.(a)	5,916
427	Zumiez, Inc.(a)	8,318
		1,951,744
	SEMICONDUCTORS - 4.2%
7,571	Amkor Technology, Inc.	302,991
1,034	CEVA, Inc.(a)	19,946
1,465	Cirrus Logic, Inc.(a)	187,022
1,847	Coherent Corporation(a)	133,834
462	Cohu, Inc.(a)	15,292
499	CTS Corporation	25,264

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 4.2% (Continued)
459	Data I/O Corporation(a)	$1,267
1,178	Diodes, Inc.(a)	84,734
576	FormFactor, Inc.(a)	34,865
982	IPG Photonics Corporation(a)	82,871
1,351	Kulicke & Soffa Industries, Inc.	66,456
1,480	MaxLinear, Inc.(a)	29,807
1,238	MKS Instruments, Inc.(b)	161,658
2,964	Photronics, Inc.(a)	73,122
24	Richardson Electronics Ltd.	285
889	Synaptics, Inc.(a)	78,410
147	Trio-Tech International(a)	895
819	Ultra Clean Holdings, Inc.(a)	40,131
4,824	Vishay Intertechnology, Inc.	107,575
		1,446,425
	SOFTWARE - 2.0%
3,785	ACI Worldwide, Inc.(a)	149,848
4,172	Adeia, Inc.	46,664
1,799	Bandwidth, Inc., Class A(a)	30,367
5,938	Bumble, Inc., Class A(a)	62,408
3,861	Cerence, Inc.(a)	10,927
162	Concentrix Corporation	10,251
622	Digi International, Inc.(a)	14,263
7,465	E2open Parent Holdings, Inc.(a)	33,518
717	Envestnet, Inc.(a)	44,877
2,791	Mitek Systems, Inc.(a)	31,203
520	Omnicell, Inc.(a)	14,077
926	OneSpan, Inc.(a)	11,871
6,345	SolarWinds Corporation	76,457
374	TruBridge, Inc.(a)	3,740
3,974	Veradigm, Inc.(a)	37,753
1,046	Verint Systems, Inc.(a)	33,681
900	Vimeo, Inc.(a)	3,357
1,349	Ziff Davis, Inc.(a)	74,263
		689,525

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 3.2%
5,573	Air Lease Corporation	$264,885
4,813	Bread Financial Holdings, Inc.	214,467
1,378	Encore Capital Group, Inc.(a),(b)	57,504
222	Enova International, Inc.(a)	13,820
6,464	EZCORP, Inc., Class A(a)	67,678
154	First American Financial Corporation(b)	8,308
612	GATX Corporation	81,004
1	Investors Title Company	180
8,250	LendingClub Corporation(a)	69,795
9,079	MGIC Investment Corporation	195,653
1,278	Navient Corporation	18,608
71	Nelnet, Inc., Class A	7,161
48	PennyMac Financial Services, Inc.	4,541
2,708	PRA Group, Inc.(a)	53,239
660	Regional Management Corporation	18,968
121	Stewart Information Services Corporation	7,512
627	Willis Lease Finance Corporation	43,451
		1,126,774
	STEEL - 0.9%
3,503	Commercial Metals Company(b)	192,630
519	Friedman Industries, Inc.	7,837
1,018	Metallus, Inc.(a)	20,635
297	Northwest Pipe Company(a)	10,089
1,260	Olympic Steel, Inc.(b)	56,486
518	Ryerson Holding Corporation	10,101
85	United States Steel Corporation(b)	3,213
4	Worthington Enterprises, Inc.	189
		301,180
	TECHNOLOGY HARDWARE - 3.6%
7,178	3D Systems Corporation(a)	22,036
96	ADTRAN Holdings, Inc.	505
1,377	Arrow Electronics, Inc.(a)	166,286
204	AstroNova, Inc.(a)	3,150
214	Aviat Networks, Inc.(a)	6,140

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 3.6% (Continued)
4,467	Avnet, Inc.	$230,006
469	Aware, Inc.(a)	924
1,497	Benchmark Electronics, Inc.	59,072
3,335	Ciena Corporation(a)	160,680
10,362	GoPro, Inc., Class A(a)	14,714
3,907	Harmonic, Inc.(a)	45,985
392	Key Tronic Corporation(a)	1,587
2,599	Knowles Corporation(a)	44,859
402	Lumentum Holdings, Inc.(a)	20,470
1,217	NETGEAR, Inc.(a)	18,620
3,170	NetScout Systems, Inc.(a)	57,979
470	Plexus Corporation(a)	48,495
8,952	Ribbon Communications, Inc.(a)	29,452
1,700	Sanmina Corporation(a)	112,625
3,162	TTM Technologies, Inc.(a)	61,438
5,355	Viavi Solutions, Inc.(a),(b)	36,789
284	Vishay Precision Group, Inc.(a)	8,645
1,032	VOXX International Corporation(a)	3,261
9,537	Xerox Holdings Corporation(b)	110,820
		1,264,538
	TECHNOLOGY SERVICES - 0.7%
11,618	Conduent, Inc.(a)	37,875
10,851	Dun & Bradstreet Holdings, Inc.	100,480
4,749	DXC Technology Company(a)	90,659
2	ICF International, Inc.	297
11	Insight Enterprises, Inc.(a),(b)	2,182
108	NetSol Technologies, Inc.(a)	274
15	Repay Holdings Corporation(a)	158
1,268	TTEC Holdings, Inc.	7,456
		239,381
	TELECOMMUNICATIONS - 2.2%
1,153	ATN International, Inc.	26,288
11,814	Consolidated Communications Holdings, Inc.(a)	51,981
38	EchoStar Corporation, Class A(a)	677

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	TELECOMMUNICATIONS - 2.2% (Continued)
8,437	Frontier Communications Parent, Inc.(a)	$220,881
372	KVH Industries, Inc.(a)	1,730
593	Shenandoah Telecommunications Company	9,684
10,135	Telephone and Data Systems, Inc.	210,098
4,217	United States Cellular Corporation(a),(b)	235,393
		756,732
	TOBACCO & CANNABIS - 0.3%
2,123	Universal Corporation	102,307

	TRANSPORTATION & LOGISTICS - 4.1%
5,001	Air Transport Services Group, Inc.(a),(b)	69,364
3,689	Alaska Air Group, Inc.(a)	149,036
683	Allegiant Travel Company	34,307
304	ArcBest Corporation	32,552
2,138	Bristow Group, Inc.(a)	71,687
517	Covenant Logistics Group, Inc.	25,483
1,014	Heartland Express, Inc.	12,503
1,553	Hub Group, Inc., Class A	66,857
38,596	JetBlue Airways Corporation(a),(b)	235,050
917	Marten Transport Ltd.	16,919
1,148	Matson, Inc.	150,353
4,909	Overseas Shipholding Group, Inc., Class A	41,628
854	Radiant Logistics, Inc.(a)	4,859
1,558	Ryder System, Inc.	193,005
2,108	Schneider National, Inc., Class B	50,929
1,519	SkyWest, Inc.(a)	124,664
3,203	Sun Country Airlines Holdings, Inc.(a),(b)	40,230
1,171	Universal Logistics Holdings, Inc.	47,531
1,308	Werner Enterprises, Inc.	46,866
		1,413,823
	TRANSPORTATION EQUIPMENT - 0.5%
1,453	Commercial Vehicle Group, Inc.(a)	7,120
1,611	Greenbrier Companies, Inc. (The)(b)	79,825
805	REV Group, Inc.	20,036

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION EQUIPMENT - 0.5% (Continued)
1,032	Trinity Industries, Inc.	$30,877
1,515	Wabash National Corporation	33,088
		170,946
	WHOLESALE - CONSUMER STAPLES - 0.5%
1,011	Andersons, Inc. (The)	50,145
1,715	Grocery Outlet Holding Corporation(a)	37,936
7,008	United Natural Foods, Inc.(a)	91,805
		179,886
	WHOLESALE - DISCRETIONARY - 1.1%
107	Acme United Corporation	3,752
866	ePlus, Inc.(a)	63,807
4,431	G-III Apparel Group Ltd.(a)	119,947
4,762	OPENLANE, Inc.(a)	79,002
904	PC Connection, Inc.	58,037
1,272	ScanSource, Inc.(a)	56,362
		380,907

	TOTAL COMMON STOCKS (Cost $32,508,438)	34,566,859

	RIGHTS — 0.0%(c)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
3,718	Resolute Forest Products, Inc. - CVR(d)	5,280

	RENEWABLE ENERGY - 0.0%(c)
2	Pineapple Energy, Inc.(d)	4

	TOTAL RIGHTS (Cost $5,280)	5,284

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Value
	SHORT-TERM INVESTMENTS — 13.3%
	COLLATERAL FOR SECURITIES LOANED — 13.0%
4,508,474	Mount Vernon Liquid Assets Portfolio, 5.46%(e),(f)	$4,508,474

	MONEY MARKET FUND - 0.3%
105,321	First American Treasury Obligations Fund, Class X, 5.21%(e)	105,321

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,613,795)	4,613,795

	TOTAL INVESTMENTS - 112.9% (Cost $37,127,513)	$39,185,938
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9)%	(4,482,319)
	NET ASSETS - 100.0%	$34,703,619

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $4,419,550.

(c)	Amount represents less than 0.05%.

(d)	Fair value was determined using significant unobservable inputs. See Note 2.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2024

(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2024 is $4,508,474.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$4,376,153		$37,127,513
At value	$4,554,457		$39,185,938
Receivable for investments sold	20,197		145,683
Receivable for Fund shares sold	—		55,010
Receivable for securities lending income	53		639
Dividends and interest receivable	3,200		29,422
Receivable due from Adviser	16,764		21,236
Prepaid expenses and other assets	2,457		16,039
TOTAL ASSETS	4,597,128		39,453,967

LIABILITIES
Collateral on securities loaned (see note 4)	577,846		4,508,474
Payable for investments purchased	44,642		212,717
Payable for Fund shares redeemed	—		6,746
Payable to related parties	7,603		7,783
Accrued expenses and other liabilities	15,047		14,628
TOTAL LIABILITIES	645,138		4,750,348
NET ASSETS	$3,951,990		$34,703,619

Net Assets Consist Of:
Paid in capital	$3,653,093		$30,791,376
Accumulated earnings	298,897		3,912,243
NET ASSETS	$3,951,990		$34,703,619

Net Asset Value Per Share:
Class I Shares:
Net Assets	$3,951,975		$34,697,908
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	273,539		1,892,506
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.45		$18.33

Class N Shares:
Net Assets	$15		$5,711
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		308
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.45	(a)	$18.56	(a)

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2024

	Acclivity Mid Cap Multi	Acclivity Small Cap
	Style Fund	Value Fund
INVESTMENT INCOME
Dividends	$17,222	$269,972
Interest	911	5,165
Securities Lending - Net of fees	280	3,828
TOTAL INVESTMENT INCOME	18,413	278,965

EXPENSES
Investment advisory fees	4,103	61,889
Distribution (12b-1) fees:
Class N	—	7
Administration fees	14,555	23,229
Transfer agent fees	14,744	15,410
Trustees’ fees	14,582	14,554
Legal fees	11,442	11,446
Audit fees	7,458	7,436
Registration fees	1,301	12,991
Shareholder reporting expense	1,989	7,453
Insurance expense	4,044	4,290
Compliance officer fees	2,834	3,693
Custody fees	2,694	2,554
Third party administrative servicing fees	—	4,927
Fund accounting fees	188	3,935
Other expenses	1,503	1,500
TOTAL EXPENSES	81,437	175,314

Less: Fees waived/reimbursed by the Adviser	(76,250)	(97,284)

NET EXPENSES	5,187	78,030
NET INVESTMENT INCOME	13,226	200,935

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	142,853	1,594,644
Net change in unrealized depreciation on investments	(15,797)	(2,209,714)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	127,056	(615,070)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140,282	$(414,135)

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$13,226	$9,379
Net realized gain/(loss) from investments	142,853	(31,895)
Net change in unrealized appreciation/(depreciation) of investments	(15,797)	173,463
Net increase in net assets resulting from operations	140,282	150,947

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(8,541)
Class N	—	(0	) ^
Net decrease in net assets from distributions to shareholders	—	(8,541)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	2,247,307	950,000
Net asset value of shares issued in reinvestment of distributions
Class I	—	8,541
Class N	—	0	^
Net increase in net assets from shares of beneficial interest	2,247,307	958,541

TOTAL INCREASE IN NET ASSETS	2,387,589	1,100,947

NET ASSETS
Beginning of Year/Period	1,564,401	463,454
End of Year/Period	$3,951,990	$1,564,401

SHARE ACTIVITY - CLASS I
Shares sold	157,787	75,423
Shares reinvested	—	675
Net increase in shares of beneficial interest outstanding	157,787	76,098

SHARE ACTIVITY - CLASS N
Shares reinvested	—	0	#
Net increase in shares of beneficial interest outstanding	—	0	#

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$200,935	$269,591
Net realized gain from investments	1,594,644	222,890
Net change in unrealized appreciation/(depreciation) of investments	(2,209,714)	3,852,107
Net increase/(decrease) in net assets resulting from operations	(414,135)	4,344,588

DISTRIBUTIONS TO SHAREHOLDERS
Class I	—	(264,315)
Class N	—	(31)
Net decrease in net assets from distributions to shareholders	—	(264,346)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	11,528,612	13,062,929
Class N	—	5,200
Net asset value of shares issued in reinvestment of distributions
Class I	—	215,943
Class N	—	31
Payments for shares redeemed
Class I	(4,381,528)	(4,828,768)
Class N	—	(11,999)
Net increase in net assets from shares of beneficial interest	7,147,084	8,443,336

TOTAL INCREASE IN NET ASSETS	6,732,949	12,523,578

NET ASSETS
Beginning of Year/Period	27,970,670	15,447,092
End of Year/Period	$34,703,619	$27,970,670

SHARE ACTIVITY - CLASS I
Shares sold	627,622	786,115
Shares reinvested	—	12,763
Shares redeemed	(236,420)	(302,358)
Net increase in shares of beneficial interest outstanding	391,202	496,520

SHARE ACTIVITY - CLASS N
Shares sold	—	318
Shares reinvested	—	2
Shares redeemed	—	(702)
Net decrease in shares of beneficial interest outstanding	—	(382)

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period* Ended
	June 30, 2024		December 31,		December 31,	December 31,		December 31,
	(Unaudited)		2023		2022	2021		2020
Net asset value, beginning of year/period	$13.51		$11.69		$13.39	$11.04		$10.00

Activity from investment operations:
Net investment income (1)	0.08		0.15		0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	0.86		1.75		(1.49)	2.40		0.94
Total from investment operations	0.94		1.90		(1.32)	2.53		1.04

Less distributions from:
Net investment income	—		(0.08)		(0.15)	(0.18)		—
Net realized gains	—		—		(0.23)	(0.00	) (8)	—
Total distributions	—		(0.08)		(0.38)	(0.18)		—

Net asset value, end of year/period	$14.45		$13.51		$11.69	$13.39		$11.04

Total return (2)	6.96	% (3)(9)	16.32	% (9)	(9.95)%	22.93%		10.40	% (3)

Net assets, at end of year/period (000s)	$3,952		$1,564		$463	$296		$142

Ratio of gross expenses to average net assets (4)(5)	6.91	% (6)	19.15%		35.65%	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44	% (6)	0.44%		0.44%	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.12	% (6)	1.21%		1.38%	1.05%		1.07	% (6)
Portfolio turnover rate	58	% (3)	53%		27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period* Ended
	June 30, 2024		December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2023	2022	2021		2020
Net asset value, beginning of year/period	$13.52		$11.69	$13.39	$11.04		$10.00

Activity from investment operations:
Net investment income (1)	0.08		0.15	0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	0.85		1.76	(1.49)	2.40		0.94
Total from investment operations	0.93		1.91	(1.32)	2.53		1.04

Less distributions from:
Net investment income	—		(0.08)	(0.15)	(0.18)		—
Net realized gains	—		—	(0.23)	(0.00	) (9)	—
Total distributions	—		(0.08)	(0.38)	(0.18)		—

Net asset value, end of year/period	$14.45		$13.52	$11.69	$13.39		$11.04

Total return (2)	6.88	% (3)	16.41%	(9.95)%	22.93%		10.40	% (3)

Net assets, at end of year/period (4)	$15		$14	$12	$14		$11

Ratio of gross expenses to average net assets (5)(6)	7.16	% (7)	19.40%	35.90%	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69	% (7)	0.69%	0.69%	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.87	% (7)	0.96%	1.13%	0.80%		0.82	% (7)
Portfolio turnover rate	58	% (3)	53%	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended
	June 30, 2024		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of year/period	$18.63		$15.36	$16.76	$12.39	$11.76	$10.00

Activity from investment operations:
Net investment income (1)	0.12		0.23	0.22	0.25	0.21	0.15
Net realized and unrealized gain/(loss) on investments	(0.42)		3.23	(0.94)	4.53	0.67	1.69
Total from investment operations	(0.30)		3.46	(0.72)	4.78	0.88	1.84

Less distributions from:
Net investment income	—		(0.19)	(0.17)	(0.20)	(0.01)	(0.08)
Net realized gains	—		—	(0.51)	(0.21)	(0.24)	—
Total distributions	—		(0.19)	(0.68)	(0.41)	(0.25)	(0.08)

Net asset value, end of year/period	$18.33		$18.63	$15.36	$16.76	$12.39	$11.76

Total return (2)	(1.61	)% (6)	22.62%	(4.38)%	38.60%	7.51%	18.44	% (6)

Net assets, at end of year/period (000s)	$34,698		$27,965	$15,436	$10,648	$2,825	$2,827

Ratio of gross expenses to average net assets (3)(4)	1.10	% (5)	1.57%	1.99%	3.63%	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.49	% (5)	0.48%	0.48%	0.48%	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)(7)	1.26	% (5)	1.42%	1.38%	1.53%	2.12%	1.34	% (5)
Portfolio turnover rate	50	% (6)	56%	59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	June 30, 2024		December 31,		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of year/period	$18.87		$15.52		$16.91	$12.37	$11.75	$10.00

Activity from investment operations:
Net investment income (1)	0.09		0.17		0.20	0.16	0.26	0.16
Net realized and unrealized gain/(loss) on investments	(0.40)		3.28		(0.92)	4.59	0.61	1.67
Total from investment operations	(0.31)		3.45		(0.72)	4.75	0.87	1.83

Less distributions from:
Net investment income	—		(0.10)		(0.16)	—	(0.01)	(0.08)
Net realized gains	—		—		(0.51)	(0.21)	(0.24)	—
Total distributions	—		(0.10)		(0.67)	(0.21)	(0.25)	(0.08)

Net asset value, end of year/period	$18.56		$18.87		$15.52	$16.91	$12.37	$11.75

Total return (2)	(1.64	)% (6)(9)	22.31	% (9)	(4.35)%	38.40%	7.43%	18.34	% (6)

Net assets, at end of year/period (000s)	$6		$6		$11	$18 (7)	$10	$12	(7)

Ratio of gross expenses to average net assets (3)(4)	1.35	% (5)	1.85%		1.54%	3.88%	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.74	% (5)	0.73%		0.73%	0.73%	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)(8)	0.99	% (5)	1.07%		1.25%	1.28%	1.87%	1.44	% (5)
Portfolio turnover rate	50	% (6)	56%		59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Represents actual net assets.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019, and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018, and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non- traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Fund’s assets measured at fair value:

Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$3,947,099	$—	$—	$3,947,099
Rights	—	—	8	8
Short-Term Investments	607,350	—	—	607,350
Total	$4,554,449	$—	$8	$4,554,457

Small Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,566,859	$—	$—	$34,566,859
Rights	—	—	5,284	5,284
Short-Term Investments	4,613,795	—	—	4,613,795
Total	$39,180,654	$—	$5,284	$39,185,938

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Mid Cap Fund:

Bristol-Meyers
	ABIOMED, Inc.	Squibb Company
Beginning Balance	$7	$—
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	—	—
Cost of Purchases	—	$1
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$7	$1

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Small Cap Fund:

	Pineapple Energy,	Resolute Forest
	Inc.	Products, Inc. - CVR
Beginning Balance	$4	$5,280
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$4	$5,280

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years December 31, 2020- December 31, 2022 year end, or expected to be taken in the Funds’ December 31, 2023 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$3,619,263	$1,363,636
Small Cap	23,085,130	15,771,462

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by the Funds. The Funds have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts not Offset in the
Statements of Assets and Liabilities
		Gross Amounts	Net Amounts of
		offset in the	Assets Presented
	Gross Amount of	Statements of	in the Statements
	Recognized	Assets and	of Assets and	Financial	Cash Collateral
	Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Mid Cap	$577,846	$—	$577,846	$577,846	$—	$577,846
Small Cap	$4,508,474	$—	$4,508,474	$4,508,474	$—	$4,508,474

The following table breaks out the holdings pledged as collateral as of December 31, 2023:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous

Mid Cap
Mount Vernon Liquid Assets Portfolio	$577,846
$577,846

Small Cap
Mount Vernon Liquid Assets Portfolio	$4,508,474
$4,508,474

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. The Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the six months ended June 30, 2024, the Adviser earned $4,103 and $61,889 from the Mid Cap Fund and Small Cap Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2024, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $76,250 and $97,284, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2024	12/31/2025	12/31/2026
Mid Cap	$142,515	$139,862	$145,240
Small Cap	$161,991	$182,812	$206,945

As of December 31, 2023, $107,373 and 117,329 in waived fees expired unrecouped for the Mid Cap Fund and Small Cap Fund, respectively.

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2024, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $7 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. For the six months ended June 30, 2024, the Funds did not pay the Distributor any underwriting fees.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2024, were as follows:

	Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$4,376,084	$256,592	$(78,219)	$178,373
Small Cap Fund	37,135,292	4,066,826	(2,016,180)	2,050,646

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended December 31, 2023 and December 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term
12/31/2023	Income	Capital Gains	Total
Mid Cap Fund	$8,541	$—	$8,541
Small Cap Fund	251,554	12,792	264,346

For fiscal year ended	Ordinary	Long-Term
12/31/2022	Income	Capital Gains	Total
Mid Cap Fund	$5,654	$8,663	$14,317
Small Cap Fund	157,254	477,958	635,212

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Mid Cap Fund	$471	$—	$(2,721)	$(33,305)	$—	$194,170	$158,615
Small Cap Fund	—	66,018	—	—	—	4,260,360	4,326,378

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Mid Cap Fund	$2,721
Small Cap Fund	—

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

At December 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$22,223	$11,082	$33,305	$—
Small Cap Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2023, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Mid Cap Fund	$(64)	$64
Small Cap Fund	7,042	(7,042)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, beneficial ownership in excess of 25% for the Funds is as follows:

		% of
		Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	National Financial Services, LLC	41%
	Innealta Capital, LLC	29%
	Riomaggiore Investments, LLC	29%
Small Cap Fund	National Financial Services, LLC	37%
	Charles Schwab & Co.	25%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the Meeting ) of the Board of Trustees (the Board ) of Northern Lights Fund Trust II (the Trust ) held on October 25, 2023, the Board, including the disinterested Trustees (the Independent Trustees ), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund ( Acclivity Mid-Cap ) and the Acclivity Small Cap Value Fund ( Acclivity Small Cap Value , and collectively with Acclivity Mid-Cap, the Acclivity Funds ) and Innealta Capital, LLC ( Innealta ) (the Innealta Advisory Agreement ).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value s and Acclivity Mid-Cap s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid- Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust s outside legal counsel discussing in detail the Trustees fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value and Acclivity Mid-Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value and Acclivity Mid-Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid-Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

Nature, Extent and Quality of Services. The Board reviewed materials provided by Innealta related to the proposed renewal of the Innealta Advisory Agreement, including Innealta s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Acclivity Small Cap Value and Acclivity Mid-Cap, including the team of individuals that primarily monitor and execute the investment process. The Board discussed Innealta s research capabilities, the quality of Innealta s compliance infrastructure and the experience of its management personnel. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value and Acclivity Mid-Cap; whether there were procedures in place to adequately allocate trades among Innealta s respective clients; and whether Innealta s CCO would routinely review the portfolio managers performance of their duties to ensure compliance under Innealta s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value and Acclivity Mid-Cap s investment limitations. The Board also discussed details of Innealta s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta s representation that the prospectus and statement of additional information for Acclivity Small Cap Value and Acclivity Mid-Cap accurately describe such Acclivity Fund s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value and Acclivity Mid-Cap. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value and Acclivity Mid-Cap were satisfactory.

Performance. The Board then discussed the report prepared by Broadridge and reviewed the performance of Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its respective peer group, Morningstar category and benchmark for the one-year, three-year and since inception periods ended September 30, 2023. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value outperformed its peer group median and Morningstar category median, but underperformed its benchmark (the S&P 500 Total Return Index) for the one-year and since inception periods, and outperformed its peer group median, Morningstar category median, and benchmark for the three-year period. With respect to Acclivity Mid-Cap, the Board noted that Acclivity Mid-Cap outperformed its peer group median, and Morningstar category median (Mid-Cap blend category), but underperformed its benchmark (the S&P 500 Total Return Index) for the one-year and since inception periods, and outperformed its peer group median, Morningstar category median, and benchmark for the three-year period The Board noted the portfolio managers ability to manage risk and the

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

robust investment team. After further discussion, the Board concluded that each of Acclivity Mid-Cap and Acclivity Small Cap Value s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value and Acclivity Mid-Cap s advisory fee and total operating expenses as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid-Cap, respectively, under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value and Acclivity Mid-Cap was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2025, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid-Cap s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta s experience, expertise and services provided to each of Acclivity Small Cap Value and Acclivity Mid-Cap, the advisory fee charged by Innealta for each of Acclivity Small Cap Value and Acclivity Mid-Cap was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value and Acclivity Mid-Cap based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the profit from Innealta s relationship with each of Acclivity Small Cap Value and Acclivity Mid-Cap was not excessive.

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value and Acclivity Mid-Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value and Acclivity Mid-Cap, and Innealta s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to each of the Acclivity Funds separately, (a) the terms of the Innealta Advisory Agreement are not unreasonable; (b) the investment advisory fee is not unreasonable; and (c)

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

the Innealta Advisory Agreement is in the best interests of each of the Acclivity Funds and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that renewal of the Innealta Advisory Agreement was in the best interest of each of the Acclivity Funds and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission s ( SEC ) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC ) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/05/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/05/24

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	09/05/24